Stock Compensation Expense (Details) - Schedule of Nonvested Stock Warrants - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Nonvested Stock Warrants Abstract
Number of Nonvested Beginning balance
Weighted- Average Exercise Price, Nonvested Beginning balance
Number of, Granted
Weighted- Average Exercise Price, Granted
Number of, Vested	57,250		1,680,774
Weighted- Average Exercise Price, Vested
Number of, Forfeited
Weighted- Average Exercise Price, Forfeited
Number of Nonvested Ending balance
Weighted- Average Exercise Price, Ending balance